Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 8,514,301
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	7,900,978
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	26,149,466
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	29,822,707
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	10,799,484
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	10,602,803
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,020,480
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	1,100,810
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	55,331,553
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	68,460,250
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	101,815,284
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	117,887,548
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(35,545,964)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(26,726,455)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	66,269,320
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 91,161,093